Other receivables -Additional information (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 ARS ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($)
Other receivables
Amount requested from AFIP for VAT tax credit returns				$ 1,097	$ 18,317,000
Amount collected for the requests made	$ 903	$ 15,077,000
Fees Related To Initial Public Offering		3,076	$ 8,934
Fair value of financial assets within non-current receivables		$ 73,900			$ 102,400